Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Commitments [Abstract]
Schedule of Lease Commitments, Group as Lessee
b.	Lease commitments: Group as lessee

The Group leases various offices under non-cancellable operating leases. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated.

				Later than
			Later than one	three years
			year but no	but no later
		Within one	later than	than five	Later than
(in U.S. dollars, in thousands)	Total	year	three years	years	five years
Operating leases	7,460	2,100	2,763	1,341	1,256
Total commitments	7,460	2,100	2,763	1,341	1,256